Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended
	Apr. 30, 2024 $ / lb $ / bbl	Jan. 31, 2024 $ / bbl $ / lb	Oct. 31, 2023 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.70%	0.50%	0.70%
Unemployment rate, average %	6.40%	6.40%	6.00%
Bank of Canada overnight rate target, average %	4.40%	4.50%	4.80%
HPI - Housing Price Index, y/y % change	(0.70%)	(3.70%)	(1.90%)
Consumer price Index, y/y %	2.50%	2.60%	2.80%
USD/CAD exchange rate, average	1.34	1.31	1.27
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	3.10%	2.90%
Unemployment rate, average %	6.10%	6.10%	5.70%
Bank of Canada overnight rate target, average %	2.60%	2.60%	2.60%
HPI - Housing Price Index, y/y % change	4.00%	2.00%	1.40%
Consumer price Index, y/y %	1.80%	1.90%	2.00%
USD/CAD exchange rate, average	1.29	1.25	1.24
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	1.30%	1.00%
Unemployment rate, average %	3.90%	4.10%	4.10%
Consumer price Index, y/y %	3.10%	2.80%	3.20%
Target federal funds rate, upper limit, average %	5.10%	4.90%	5.30%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.40%	1.90%
Unemployment rate, average %	4.40%	4.50%	4.50%
Consumer price Index, y/y %	2.20%	2.20%	2.20%
Target federal funds rate, upper limit, average %	2.70%	2.60%	2.50%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	3.10%	1.70%
Unemployment rate, average %	3.20%	3.10%	3.70%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	1.90%	2.20%
Unemployment rate, average %	3.80%	3.70%	3.90%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.00%	1.30%
Unemployment rate, average %	7.80%	8.30%	8.50%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.50%	2.90%
Unemployment rate, average %	6.80%	7.10%	7.00%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.30%	1.90%
Unemployment rate, average %	6.40%	6.70%	6.90%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.60%	2.70%
Unemployment rate, average %	6.80%	6.90%	7.00%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.80%	2.40%
Unemployment rate, average %	10.70%	10.20%	9.20%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.00%	3.00%
Unemployment rate, average %	10.20%	10.00%	9.90%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.90%	3.80%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.80%	3.80%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	80	81	78
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	70	69	66
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.16	4	3.97
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.11	5.12	5.01
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.58%	2.64%	2.75%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.72%	2.71%	2.45%
Alternative Scenario - Optimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	1.40%	1.30%
Unemployment rate, average %	5.90%	6.10%	5.70%
Bank of Canada overnight rate target, average %	4.60%	4.60%	4.80%
HPI - Housing Price Index, y/y % change	0.00%	(3.20%)	(1.40%)
Consumer price Index, y/y %	2.70%	2.70%	2.80%
USD/CAD exchange rate, average	1.34	1.3	1.27
Alternative Scenario - Optimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	4.60%	4.20%
Unemployment rate, average %	4.70%	4.50%	4.20%
Bank of Canada overnight rate target, average %	3.50%	3.60%	3.50%
HPI - Housing Price Index, y/y % change	5.40%	3.80%	2.90%
Consumer price Index, y/y %	2.30%	2.30%	2.50%
USD/CAD exchange rate, average	1.28	1.23	1.22
Alternative Scenario - Optimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	1.90%	1.50%
Unemployment rate, average %	3.70%	4.00%	3.90%
Consumer price Index, y/y %	3.30%	3.00%	3.50%
Target federal funds rate, upper limit, average %	5.40%	4.90%	5.40%
Alternative Scenario - Optimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.40%	2.70%
Unemployment rate, average %	3.90%	4.00%	4.10%
Consumer price Index, y/y %	2.70%	2.60%	2.60%
Target federal funds rate, upper limit, average %	3.80%	3.60%	3.40%
Alternative Scenario - Optimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.60%	2.60%
Unemployment rate, average %	2.90%	3.00%	3.60%
Alternative Scenario - Optimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.80%	3.30%
Unemployment rate, average %	2.70%	3.00%	3.20%
Alternative Scenario - Optimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.30%	3.80%	2.80%
Unemployment rate, average %	7.20%	8.00%	8.20%
Alternative Scenario - Optimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	3.60%	4.60%
Unemployment rate, average %	5.60%	6.40%	6.30%
Alternative Scenario - Optimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	2.90%	2.70%
Unemployment rate, average %	5.90%	5.90%	6.20%
Alternative Scenario - Optimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	3.60%	3.90%
Unemployment rate, average %	5.10%	5.10%	5.10%
Alternative Scenario - Optimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.00%	3.70%
Unemployment rate, average %	10.00%	9.40%	8.60%
Alternative Scenario - Optimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.30%	4.30%
Unemployment rate, average %	8.20%	7.80%	7.90%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	4.40%	4.50%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.00%	4.70%	4.90%
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	85	86	84
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	87	85	82
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.31	4.14	4.11
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.75	5.73	5.65
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.62%	3.43%	3.62%
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.75%	3.78%	3.48%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.00%)	(2.30%)	(2.20%)
Unemployment rate, average %	8.10%	8.20%	7.60%
Bank of Canada overnight rate target, average %	3.90%	4.00%	3.60%
HPI - Housing Price Index, y/y % change	(6.40%)	(7.30%)	(5.50%)
Consumer price Index, y/y %	1.80%	2.00%	1.80%
USD/CAD exchange rate, average	1.44	1.44	1.41
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.80%	3.50%
Unemployment rate, average %	7.00%	6.80%	6.30%
Bank of Canada overnight rate target, average %	1.90%	2.00%	1.40%
HPI - Housing Price Index, y/y % change	4.70%	2.80%	2.20%
Consumer price Index, y/y %	1.50%	1.60%	1.60%
USD/CAD exchange rate, average	1.27	1.27	1.26
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.50%)	(1.70%)	(2.00%)
Unemployment rate, average %	5.50%	5.70%	5.60%
Consumer price Index, y/y %	2.00%	2.10%	1.90%
Target federal funds rate, upper limit, average %	4.40%	4.40%	4.20%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.20%	2.70%
Unemployment rate, average %	5.00%	5.00%	5.00%
Consumer price Index, y/y %	1.80%	1.90%	1.80%
Target federal funds rate, upper limit, average %	1.60%	1.70%	0.80%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.70%	1.20%	(0.20%)
Unemployment rate, average %	4.00%	3.90%	4.70%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.40%	2.70%
Unemployment rate, average %	3.90%	3.90%	4.10%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.20%)	(0.30%)	(0.90%)
Unemployment rate, average %	9.60%	9.50%	9.60%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.10%	3.50%
Unemployment rate, average %	7.10%	7.40%	7.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	0.40%	0.80%
Unemployment rate, average %	7.70%	8.30%	8.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.10%	3.10%
Unemployment rate, average %	7.20%	7.20%	7.30%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.20%	(0.10%)	1.40%
Unemployment rate, average %	12.90%	12.70%	11.10%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.50%	3.40%
Unemployment rate, average %	10.70%	10.40%	10.30%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	1.90%	2.80%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.30%	4.20%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	65	69	68
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	62	65	63
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.81	3.73	3.7
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.97	5	4.89
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(0.38%)	(0.01%)	0.10%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.42%	3.39%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.60%)	(4.50%)	(4.30%)
Unemployment rate, average %	10.50%	10.40%	9.70%
Bank of Canada overnight rate target, average %	5.50%	5.50%	5.80%
HPI - Housing Price Index, y/y % change	(8.00%)	(8.60%)	(6.80%)
Consumer price Index, y/y %	6.40%	6.10%	6.40%
USD/CAD exchange rate, average	1.5	1.49	1.47
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	4.20%	3.90%
Unemployment rate, average %	7.40%	7.10%	6.60%
Bank of Canada overnight rate target, average %	3.20%	3.20%	3.30%
HPI - Housing Price Index, y/y % change	3.90%	2.00%	1.50%
Consumer price Index, y/y %	2.00%	2.10%	2.20%
USD/CAD exchange rate, average	1.3	1.28	1.28
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.60%)	(3.50%)	(3.80%)
Unemployment rate, average %	7.30%	7.40%	7.20%
Consumer price Index, y/y %	7.00%	6.60%	7.00%
Target federal funds rate, upper limit, average %	6.00%	5.80%	6.30%
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.40%	3.00%
Unemployment rate, average %	5.30%	5.20%	5.20%
Consumer price Index, y/y %	2.40%	2.40%	2.50%
Target federal funds rate, upper limit, average %	3.20%	3.20%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.30%)	(1.50%)	(2.80%)
Unemployment rate, average %	6.10%	5.60%	6.80%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.90%	3.20%
Unemployment rate, average %	4.80%	4.60%	4.90%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.80%)	(2.50%)	(3.10%)
Unemployment rate, average %	11.50%	11.20%	11.30%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.70%	4.10%
Unemployment rate, average %	7.50%	7.70%	7.60%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.00%)	(2.20%)	(1.40%)
Unemployment rate, average %	11.20%	12.10%	11.60%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.60%	3.60%
Unemployment rate, average %	8.70%	8.50%	8.80%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.10%)	(2.70%)	(0.90%)
Unemployment rate, average %	18.80%	18.50%	15.60%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	4.00%	3.90%
Unemployment rate, average %	13.20%	12.40%	12.30%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.10%	(0.70%)	0.50%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.80%	4.70%
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	58	64	62
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	63	61
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.64	3.59	3.56
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.9	4.93	4.83
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(2.25%)	(1.60%)	(1.48%)
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.83%	3.72%	3.45%